Operating expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating expenses
6.	Operating expenses

	Year Ended December 31,
	2017	2016

Oyu Tolgoi administration expenses	$120,634	$167,065
Royalty expenses	57,082	68,142
Inventory write downs (reversals) (a)	(6,834)	12,509
Selling expenses	24,132	28,202
Care and maintenance and underground remobilization costs	258	6,945
Depreciation	3,460	19,476
Other	2,729	5,380
	$201,461	$307,719

(a)	Inventory write downs (reversals) include net adjustments to the carrying value of ore stockpile inventories and materials and supplies; refer to Note 9.